Derivative financial instruments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Derivative financial instruments
Current asset portion		$ 229,373
Non-Current asset portion	$ 16,680
Current Liability Portion	(230,641)
Derivative financial assets (liabilities)	(213,961)	229,373
FXSs
Derivative financial instruments
Current asset portion		207,488
Current Liability Portion	(167,253)
Derivative financial assets (liabilities)	(200,000)
FFAs
Derivative financial instruments
Current asset portion		$ 21,885
Non-Current asset portion	16,680
Current Liability Portion	(63,388)
Derivative financial assets (liabilities)	$ (50,000.00)